Note 3: Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class [Text Block]

(Dollars in millions, except per share amounts; shares in millions)	2011	2010	2009
Net income attributable to common shareowners	$4,979	$4,373	$3,829

Basic weighted average shares outstanding	892.3	907.9	917.4
Stock awards	14.5	14.8	11.4
Diluted weighted average shares outstanding	906.8	922.7	928.8

Earnings Per Share of Common Stock:
Basic	$5.58	$4.82	$4.17
Diluted	$5.49	$4.74	$4.12

Schedule of Earnings Per Share, Diluted, by Common Class [Text Block]

(Dollars in millions, except per share amounts; shares in millions)	2011	2010	2009
Net income attributable to common shareowners	$4,979	$4,373	$3,829

Basic weighted average shares outstanding	892.3	907.9	917.4
Stock awards	14.5	14.8	11.4
Diluted weighted average shares outstanding	906.8	922.7	928.8

Earnings Per Share of Common Stock:
Basic	$5.58	$4.82	$4.17
Diluted	$5.49	$4.74	$4.12